ADDITIONAL PAID IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Additional paid in capital and contributed surplus	ADDITIONAL PAID IN CAPITAL AND CONTRIBUTED SURPLUS
At the 2024 AGM held in April 2024, the Company's shareholders approved a reduction in the Share Premium Account (Recognized as Additional paid-in capital in the Consolidated Statements of Changes in Shareholders’ Equity) of the Company by $300.0 million and the crediting of the same amount resulting from the reduction to the Company’s Contributed Surplus account, with effect from April 2024. The purpose of this proposal is primarily to increase the ability of the Company to make distributions to its Shareholders.
Also at the 2024 AGM, $4.9 million was transferred from Share Capital to Contributed Surplus as a result of the share capital reorganization, as further described in Note 13. Share Capital.
In June 2024, the Company paid a cash distribution out of the Company's Contributed Surplus account for the first quarter of 2024 of $0.75 per share.
Share based compensation
In the six months ended June 30, 2024, 144,000 share options, under the August 2021 Tranche and May 2022 Tranche, were exercised by members of management and settled by the Company through the transfer of 134,514 treasury shares to the option holder.
As at June 30, 2024, the Company had 254,000 outstanding non-vested share options (December 31, 2023: 271,500), with a weighted average adjusted exercise price of $8.43 (December 31, 2023: $10.51) and a weighted average remaining contractual term of 2.2 years (December 31, 2023: 2.8 years).
The number of outstanding vested share options as at June 30, 2024 was 15,000 (December 31, 2023: 142,000), with a weighted average adjusted exercise price of $17.37 and a weighted average remaining contractual term of 2.9 years (December 31, 2023: 2.7 years).
Adjusted exercise price refers to the fact that the exercise price of each option is adjusted for dividends paid since the grant date of the option in line with the Company's share option scheme.